Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Raw materials	$ 13,955	$ 12,026
Work-in-progress	14,666	19,417
Finished goods	19,153	13,908
Total	$ 47,774	$ 45,351